UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801
with a copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	800-267-7400
Date of fiscal year end:	March 31st
Date of reporting period:	July 1, 2022 to June 30, 2023

Item 1.  Proxy Voting Record.

Philotimo Focused Growth and Income Fund
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 AQUA METALS, INC.                                                                           Agenda Number:  935833170
--------------------------------------------------------------------------------------------------------------------------
    Security:  03837J101                                                             Meeting Type:  Annual
      Ticker:  AQMS                                                                  Meeting Date:  15-Jun-2023
        ISIN:  US03837J1016
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Vincent L. DiVito                                         Mgmt          For                            For
       Stephen Cotton                                            Mgmt          For                            For
       Molly Zhang                                               Mgmt          For                            For
       Edward Smith                                              Mgmt          For                            For
       David Kanen                                               Mgmt          For                            For

2.     To approve the Rights Agreement between the Company       Mgmt          For                            For
       and VStock Transfer, LLC.

3.     To approve an amendment to the Company's First Amended    Mgmt          For                            For
       and Restated Certificate of Incorporation to authorize
       the Company to issue up to 2,000,000 shares of
       preferred stock.

4.     To approve the Amended and Restated 2022 Employee         Mgmt          For                            For
       Stock Purchase Plan.

5.     To ratify the appointment of Armanino LLP as the          Mgmt          For                            For
       Company's independent registered public accounting
       firm for the year ending December 31, 2023.

6.     To approve, on an advisory basis, the compensation of     Mgmt          For                            For
       the Company's named executive officers, as disclosed
       in the accompanying Proxy Statement.

7.     To approve an adjournment of the Annual Meeting, if       Mgmt          For                            For
       necessary, to solicit additional proxies if there are
       not sufficient votes in favor of the foregoing
       proposals.

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 CARPARTS.COM, INC.                                                                          Agenda Number:  935860610
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    Security:  14427M107                                                             Meeting Type:  Annual
      Ticker:  PRTS                                                                  Meeting Date:  25-May-2023
        ISIN:  US14427M1071
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Henry Maier                                               Mgmt          Withheld                       Against
       Nanxi Liu                                                 Mgmt          For                            For

2.     Ratification of the appointment of RSM US, LLP, an        Mgmt          For                            For
       independent registered public accounting firm, as
       independent auditors of the Company for fiscal year
       2023.

3.     Approval of an advisory (non-binding) resolution          Mgmt          Against                        Against
       regarding the compensation of our named executive
       officers, or the Say-on-Pay.

4.     Approval of an advisory (non-binding) resolution          Mgmt          1 Year                         Against
       regarding the frequency of stockholder advisory votes
       on the compensation of our named executive officers,
       or the Say-on-Pay Frequency Proposal.

5.     Approval of an amendment to the Company's Employee        Mgmt          Against                        Against
       Stock Purchase Plan (the "ESPP") increasing the number
       of shares of common stock reserved for issuance under
       the ESPP by 500,000 shares.

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 DATA I/O CORPORATION                                                                        Agenda Number:  935810019
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    Security:  237690102                                                             Meeting Type:  Annual
      Ticker:  DAIO                                                                  Meeting Date:  18-May-2023
        ISIN:  US2376901029
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Anthony Ambrose                     Mgmt          Withheld                       Against

1.2    Election of Director: Douglas W. Brown                    Mgmt          Withheld                       Against

1.3    Election of Director: Sally A. Washlow                    Mgmt          For                            For

1.4    Election of Director: Edward J. Smith                     Mgmt          For                            For

1.5    Election of Director: William Wentworth                   Mgmt          For                            For

2.     To ratify the continued appointment of Grant Thornton     Mgmt          For                            For
       LLP as the Company's independent auditors.

3.     Advisory vote (Say on Pay) approving the compensation     Mgmt          For                            For
       of the Company's named executive officers.

4.     To consider and vote on a proposal to amend and           Mgmt          For                            For
       restate the 2000 Stock Compensation Incentive Plan
       (the "2000 Plan") and increase the shares reserved for
       issuance under the 2000 Plan by 200,000 shares of
       common stock.

5.     To consider and vote on a proposal to approve a new       Mgmt          For                            For
       2023 Omnibus Incentive Compensation Plan ("the 2023
       Plan") and to reserve 500,000 shares of common stock
       for issuance under the 2023 Plan.

6.     To transact such other business as may properly come      Mgmt          For                            For
       before the meeting.

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 EGAIN CORPORATION                                                                           Agenda Number:  935726678
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    Security:  28225C806                                                             Meeting Type:  Annual
      Ticker:  EGAN                                                                  Meeting Date:  06-Dec-2022
        ISIN:  US28225C8064
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Prop.# Proposal                                                  Proposal      Proposal Vote                For/Against
                                                                 Type                                       Management

1.1    Election of Director to serve until the 2023 annual       Mgmt          No vote                      Not applicable
       meeting: Ashutosh Roy

1.2    Election of Director to serve until the 2023 annual       Mgmt          No vote                      Not applicable
       meeting: Gunjan Sinha

1.3    Election of Director to serve until the 2023 annual       Mgmt          No vote                      Not applicable
       meeting: Phiroz P. Darukhanavala

1.4    Election of Director to serve until the 2023 annual       Mgmt          No vote                      Not applicable
       meeting: Brett Shockley

1.5    Election of Director to serve until the 2023 annual       Mgmt          No vote                      Not applicable
       meeting: Christine Russell

2.     Approval on a non-binding advisory basis, the             Mgmt          No vote                      Not applicable
       compensation paid by us to our named executive
       officers.

3.     Ratification of the appointment of BPM LLP., as the       Mgmt          No vote                      Not applicable
       Company's Independent Registered Public Accounting
       Firm.

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 INSPIRED ENTERTAINMENT, INC.                                                                Agenda Number:  935830162
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    Security:  45782N108                                                             Meeting Type:  Annual
      Ticker:  INSE                                                                  Meeting Date:  09-May-2023
        ISIN:  US45782N1081
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       A. Lorne Weil                                             Mgmt          For                            For
       Michael R. Chambrello                                     Mgmt          For                            For
       Ira H. Raphaelson                                         Mgmt          For                            For
       Desirée G. Rogers                                         Mgmt          For                            For
       Steven M. Saferin                                         Mgmt          For                            For
       Katja Tautscher                                           Mgmt          For                            For
       John M. Vandemore                                         Mgmt          For                            For

2.     To approve, on an advisory basis, the compensation of     Mgmt          For                            For
       the Company's named executive officers.

3.     To approve the adoption of the Inspired Entertainment,    Mgmt          For                            For
       Inc. 2023 Omnibus Incentive Plan.

4.     To ratify the appointment of KPMG LLP as the              Mgmt          For                            For
       independent auditor of the Company for the fiscal year
       ending December 31, 2023.

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 KYNDRYL HOLDINGS, INC.                                                                      Agenda Number:  935676429
--------------------------------------------------------------------------------------------------------------------------
    Security:  50155Q100                                                             Meeting Type:  Annual
      Ticker:  KD                                                                    Meeting Date:  28-Jul-2022
        ISIN:  US50155Q1004
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Prop.# Proposal                                                  Proposal      Proposal Vote                For/Against
                                                                 Type                                       Management

1a.    Election of Class I Director for a three-year term:       Mgmt          No vote                      Not applicable
       Janina Kugel

1b.    Election of Class I Director for a three-year term:       Mgmt          No vote                      Not applicable
       Denis Machuel

1c.    Election of Class I Director for a three-year term:       Mgmt          No vote                      Not applicable
       Rahul N. Merchant

2.     Approval, in a non-binding vote, of the compensation      Mgmt          No vote                      Not applicable
       of the Company's named executive officers.

3.     Approval, in a non-binding vote, of the frequency of      Mgmt          No vote                      Not applicable
       future advisory votes on executive compensation.

4.     Approval of the amendment and restatement of the          Mgmt          No vote                      Not applicable
       Kyndryl 2021 Long-Term Performance Plan.

5.     Ratification of the appointment of                        Mgmt          No vote                      Not applicable
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting firm for the
       fiscal year ending March 31, 2023.

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 LAZYDAYS HOLDINGS, INC.                                                                     Agenda Number:  935866117
--------------------------------------------------------------------------------------------------------------------------
    Security:  52110H100                                                             Meeting Type:  Annual
      Ticker:  LAZY                                                                  Meeting Date:  12-Jun-2023
        ISIN:  US52110H1005
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class B Director to serve a three-year        Mgmt          Against                        Against
       term expiring at the 2026 Annual Meeting: Jerry
       Comstock

1b.    Election of Class B Director to serve a three-year        Mgmt          Against                        Against
       term expiring at the 2026 Annual Meeting: Robert
       DeVincenzi

2.     Ratification of the appointment of RSM US LLP as our      Mgmt          Against                        Against
       independent registered public accounting firm for the
       fiscal year ended December 31, 2023.

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 LIFEWAY FOODS, INC.                                                                         Agenda Number:  935841418
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    Security:  531914109                                                             Meeting Type:  Annual
      Ticker:  LWAY                                                                  Meeting Date:  15-Jun-2023
        ISIN:  US5319141090
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Julie Smolyansky                    Mgmt          Against                        Against

1.2    Election of Director: Juan Carlos Dalto                   Mgmt          Against                        Against

1.3    Election of Director: Jody Levy                           Mgmt          Against                        Against

1.4    Election of Director: Dorri McWhorter                     Mgmt          Against                        Against

1.5    Election of Director: Perfecto Sanchez                    Mgmt          Against                        Against

1.6    Election of Director: Jason Scher                         Mgmt          Against                        Against

1.7    Election of Director: Pol Sikar                           Mgmt          Against                        Against

1.8    Election of Director: Ludmila Smolyansky                  Mgmt          Against                        Against

2.     To ratify Grant Thornton LLP as our independent           Mgmt          Against                        Against
       auditor for fiscal year 2023.

3.     To approve, by non-binding advisory vote, executive       Mgmt          Against                        Against
       compensation.

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 MAMMOTH ENERGY SERVICES, INC.                                                               Agenda Number:  935836607
--------------------------------------------------------------------------------------------------------------------------
    Security:  56155L108                                                             Meeting Type:  Annual
      Ticker:  TUSK                                                                  Meeting Date:  07-Jun-2023
        ISIN:  US56155L1089
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Arthur Amron                        Mgmt          For                            For

1.2    Election of Director: Corey Booker                        Mgmt          For                            For

1.3    Election of Director: Paul Jacobi                         Mgmt          For                            For

1.4    Election of Director: James Palm                          Mgmt          For                            For

1.5    Election of Director: Arthur Smith                        Mgmt          For                            For

1.6    Election of Director: Arty Straehla                       Mgmt          For                            For

2.     To approve, on an advisory basis, the Company's           Mgmt          For                            For
       executive compensation

3.     To ratify the appointment of Grant Thornton LLP as the    Mgmt          For                            For
       Company's independent auditors for the fiscal year
       ending December 31, 2023

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 PARTY CITY HOLDINGS, INC.                                                                   Agenda Number:  935841937
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    Security:  U70268AB0                                                             Meeting Type:  Consent
      Ticker:  PRTY                                                                  Meeting Date:  09-May-2023
        ISIN:  USU70268AB00
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Prop.# Proposal                                                  Proposal      Proposal Vote                For/Against
                                                                 Type                                       Management

1.     VOTE ON THE PLAN (FOR = ACCEPT, AGAINST =                 Mgmt          No vote                      Not applicable
       REJECT)(ABSTAIN VOTES DO NOT COUNT)

2.     OPT OUT OF THE THIRD-PARTY RELEASE (FOR =OPT OUT,         Mgmt          No vote                      Not applicable
       AGAINST OR ABSTAIN = DO NOT OPT OUT)

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 THE ONE GROUP HOSPITALITY INC.                                                              Agenda Number:  935811287
--------------------------------------------------------------------------------------------------------------------------
    Security:  88338K103                                                             Meeting Type:  Annual
      Ticker:  STKS                                                                  Meeting Date:  17-May-2023
        ISIN:  US88338K1034
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director: Dimitrios Angelis           Mgmt          For                            For

1.2    Election of Class I Director: Michael Serruya             Mgmt          For                            For

2.     Proposal to ratify the appointment of Deloitte &          Mgmt          For                            For
       Touche LLP as the Company's Independent registered
       public accounting firm for the fiscal year ending
       December 31, 2023.

3.     Proposal to approve, by an advisory vote, the             Mgmt          For                            For
       compensation of our named executive officers

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

World Funds Trust

(Registrant)

By	/s/ Karen Shupe

Name: Karen Shupe

Title:   Principal Executive Officer

Date:  August 30, 2023